INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Inventories [Abstract]
Wireless devices and accessories	$ 399	$ 373
Other finished goods and merchandise	67	62
Total inventories	466	435	$ 452
Cost of equipment sales and merchandise for resale	$ 2,515	$ 2,259